Significant Accounting Policies - Summary of Company's Subsidiaries, Associates and Joint Ventures (Detail)		1 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2016	Apr. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Arco Educacao S.A. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Holding
Country				Brazil
Direct and indirect interest				100.00%
EAS Educacao S.A. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
Barra Americas Editora Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
Distribuidora de Material Didatico Desterro Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
Novagaucha Editora e Livraria Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
SAS Sistema de Ensino Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
SAS Desenvolvimento Educacional Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
SAS Livrarias Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	100.00%
SAE Digital S.A. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%	70.00%
Escola de Aplicacao Sao Jose dos Campos Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational services
Country				Brazil
Direct and indirect interest				69.60%	69.60%	51.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				51.50%	51.50%	40.00%
NS Ventures Participacoes Ltda.[member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%
NS Educacao Ltda. [member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational content
Country				Brazil
Direct and indirect interest				100.00%	100.00%
WPensar S.A.[member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational technology
Country				Brazil
Direct and indirect interest			25.00%	25.00%	25.00%	25.00%
Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure of significant accounting policies [line items]
Principal activities				Educational technology
Country				Brazil
Direct and indirect interest	8.05%	6.54%		8.05%	6.54%	6.54%